Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Loss from operations	$ (442,736)		$ (1,000)	$ (1,327,335)		$ (2,218,182)
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.
Other expense, net	(5,284,252)			(6,216,712)		(367,195)
Other expense:
Transaction costs incurred in connection with the IPO						(353)
Unrealized gain on marketable securities held in Trust Account						8,809
Loss before provision for income taxes						(2,585,377)
Operating and formation costs	442,736		1,000	1,327,335
Interest earned on marketable securities held in Trust Account	8,213			38,926		99,990
Change in fair value of convertible note	(280,400)			(280,400)
Change in fair value of warrant liability	(5,012,065)			(5,975,238)		(475,641)
Loss before income taxes	(5,726,988)		(1,000)	(7,544,047)
Benefit (provision) for income taxes
Net loss	$ (5,726,988)		$ (1,000)	$ (7,544,047)		$ (2,585,377)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,103,036			22,195,523		21,779,604
Basic and diluted net loss per share, Common stock subject to possible redemption (in Dollars per share)						$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	7,413,475	5,200,000	5,200,000	7,320,988		6,452,794
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.77)			$ (1.03)		$ (0.40)
Per share information:
Net loss per Ordinary Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.77)			$ (1.03)		$ (0.40)
Weighted average Ordinary Stock outstanding – Class A and Class B – basic and diluted (in Shares)	7,413,475	5,200,000	5,200,000	7,320,988		6,452,794
Total comprehensive loss:
Net loss				$ (7,544,047)		$ (2,585,377)
FF Intelligent Mobility Global Holdings Ltd.
Operating expenses
Research and development	$ 8,673	$ 4,222		15,394	$ 11,184		$ 20,186	$ 28,278
Sales and marketing	2,585	166		4,267	1,470		3,672	5,297
General and administrative	16,430	11,952		27,423	18,732		41,071	71,167
Total operating expenses	27,688	16,340		47,084	31,386		64,939	110,256
Loss from operations	(27,688)	(16,340)		(47,084)	(31,386)		(64,939)	(110,256)
Gain on expiration of put option								43,239
Change in fair value measurement of related party notes payable, notes payable, and warrant liabilities	(10,730)	585		(35,912)	8,662		(8,948)	(15,183)
Change in fair value measurement of The9 Conditional Obligation				(1,735)			3,872
Gain on extinguishment of related party notes payable, notes payable and vendor payables in trust, net				(1,309)	(314)		2,107
Interest expense	(9,077)	(7,281)		(28,933)	(15,672)		(34,724)	(25,918)
Less: Net income attributable to noncontrolling interest								997
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.							(147,085)	(143,192)
Less: total other comprehensive income attributable to noncontrolling interest								997
Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd.							(149,775)	(145,725)
Related party interest expense	(3,728)	(8,388)		(12,798)	(16,650)		(38,995)	(34,074)
Other expense, net	(1,552)	(278)		(1,835)	(751)		(5,455)
Other expense:
Loss before income taxes	(52,775)	(31,702)		(128,297)	(55,797)		(147,082)	(142,192)
Benefit (provision) for income taxes				(3)			(3)	(3)
Net loss	$ (52,775)	$ (31,702)		$ (128,300)	$ (55,797)		$ (147,085)	$ (142,195)
Per share information:
Net loss per Ordinary Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.25)	$ (0.77)		$ (0.60)	$ (1.36)		$ (2.99)	$ (3.52)
Weighted average Ordinary Stock outstanding – Class A and Class B – basic and diluted (in Shares)	215,453,875	40,909,813		213,329,158	40,906,388		49,261,411	40,706,633
Total comprehensive loss:
Net loss	$ (52,775)	$ (31,702)		$ (128,300)	$ (55,797)		$ (147,085)	$ (142,195)
Change in foreign currency translation adjustment	(1,184)	(44)		(676)	1,777		(2,690)	(2,533)
Total comprehensive loss	$ (53,959)	$ (31,746)		(128,976)	(54,020)		(149,775)	(144,728)
Operating expenses
Loss on disposal of asset held for sale								12,138
Gain on cancellation of land use rights								(11,467)
Loss on disposal of property and equipment				$ 647			$ 10	$ 4,843